Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Current income tax
- Current year	17,366	22,330	38,636	6,920
- Under-provision in respect of prior years	1,253	1,611	-	(312)
- CIT rebate cash grant	-	-	-	(6,000)
	18,619	23,941	38,636	608
Deferred income tax
- Reversal of temporary differences	(13,674)	(17,583)	-	(8,613)
Income tax expense	4,945	6,358	38,636	(8,005)

Schedule of Effective Income Tax Rate

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the fiscal years ended December 31, 2025, 2024 and 2023 are as follows:

	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Income before income taxes	788,855	1,014,343	1,405,704	95,677
Statutory income tax rate	17%	17%	17%	17%
Income tax expense at statutory rate	134,105	172,438	238,970	16,265
Non-deductible expenses	16,485	21,197	16,301	21,668
Income not subject to tax	(872)	(1,121)	-	(13,478)
Utilization of deferred tax assets not recognized	(90,540)	(116,420)	(148,512)	(3,290)
Under-provision of income tax in prior years	1,253	1,611	-	(312)
Reversal of temporary differences	(13,674)	(17,583)	-	(8,613)
CIT rebate cash grant	-	-	-	(6,000)
Tax exemption and rebate	(44,203)	(56,838)	(84,118)	(14,173)
Deferred tax assets not recognized	-	-	-	22,277
Others	2,391	3,074	15,995	(22,349)
Income tax expense	4,945	6,358	38,636	(8,005)

Schedule of Deferred Tax Liabilities

The following table sets forth the significant components of the deferred tax liabilities of the Company as of December 31, 2025, 2024 and 2023:

	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Accelerated tax depreciation	-	-	17,583	17,583